Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Matters [Abstract]
Schedule of bank's actual capital amounts and ratios

	Actual		Minimum Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2013
Total risk-based capital (to risk-weighted assets)	$38,766	18.15%	$17,089	8.0%	$21,361	10.0%

Tier I capital (to risk-weighted assets)	36,087	16.89	8,544	4.0	12,817	6.0

Tier I capital (to average assets)	36,087	11.51	12,546	4.0	15,682	5.0

Tangible capital (to adjusted tangible assets)	36,087	11.51	4,705	1.5	—	N/A

As of December 31, 2012
Total risk-based capital (to risk-weighted assets)	$36,620	17.72%	$16,535	8.0%	$20,668	10.0%

Tier I capital (to risk-weighted assets)	34,027	16.46	8,267	4.0	12,401	6.0

Tier I capital (to average assets)	34,027	10.89	12,503	4.0	15,628	5.0

Tangible capital (to adjusted tangible assets)	34,027	10.89	4,689	1.5	—	N/A

Schedule of reconciliation of bank equity amount for regulatory capital purposes

	2013	2012

Bank equity	$37,427	$39,650
Less net unrealized gain (loss)	(1,387)	2,896
Less disallowed goodwill	2,727	2,727

Tier 1 capital	36,087	34,027

Plus allowance for loan losses	2,679	2,593

Total risked-based capital	$38,766	$36,620